Other Receivables (Details) - Schedule of other receivables ₪ in Thousands, $ in Thousands	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
Schedule of other receivables [Abstract]
Government authorities	₪ 306	$ 98	₪ 229
Prepaid expenses and other	706	227	975
Total	₪ 1,012	$ 325	₪ 1,204